Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Contract acquisition costs, beginning of period	$ 114	$ 60
Additions	496	140
Amortization	(416)	(86)
Contract acquisition costs, end of period	$ 194	$ 114